Stock-based compensation	12 Months Ended
Mar. 31, 2012
Stock-based compensation

22. Stock-based compensation

Concurrently with the abolishment of, and as an alternative to the retirement allowances program for directors and executive officers of MHFG, MHBK, MHCB, and MHTB, the MHFG Group introduced stock compensation-type stock options, in the form of stock acquisition rights, for directors (excluding the outside directors) and executive officers of the respective companies (hereinafter referred to collectively as the “Directors”) in June 2008. The Group also introduced similar stock compensation-type stock options for MHSC’s Directors in June 2009. The Group maintained three types of stock-based compensation plans for Directors of MHFG, MHBK and MHCB (“MHFG Stock Plan”), for those of MHTB (“MHTB Stock Plan”), and for those of MHSC (“MHSC Stock Plan”). These three plans were integrated into MHFG Stock Plan during the fiscal year ended March 31, 2012, as MHTB and MHSC became MHFG’s wholly-owned subsidiaries and the stocks of these entities were delisted.

MHFG Stock Plan

In this plan, 1,000 shares of MHFG common stock shall be issued or transferred upon exercise of each of the stock acquisition rights. The amount to be paid upon exercise shall be 1 yen per share. The contractual term of the stock acquisition rights is 20 years. A holder may exercise the stock acquisition rights only after the date on which such holder loses the status as a Director of MHFG, MHBK, MHCB, MHTB or MHSC.

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2012:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	12,338,000	1
Granted during fiscal year	12,452,000	1
Exercised during fiscal year	5,295,000	1
Forfeited during fiscal year	4,000	1

Outstanding at end of fiscal year	19,491,000	1	19.05	2,612

Exercisable at end of fiscal year	534,000	1	18.49	72

There were no non-vested stock options remaining as of March 31, 2012.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The risk-free interest rate is based on the Japanese government bonds yield curve for the expected remaining term in effect at the date of grant. The expected volatility is based on the historical trading data of MHFG common stock. The expected remaining term is based on the average service period of Directors of MHFG, MHBK, MHCB, MHTB and MHSC, which represents the period of time that stock acquisition rights granted are expected to be outstanding. The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

	For the stock acquisition rights granted during the fiscal years ended March 31,
	2011	2012
Risk-free interest rate	0.13%	0.15%
Expected volatility	59.55%	34.04%
Expected remaining term (in years)	2.00	2.34
Expected dividend yield	4.55%	5.66%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2010, 2011 and 2012 was ¥168,690, ¥119,520 and ¥91,840, respectively.

The compensation cost related to this plan recognized in income was ¥984 million, ¥814 million and ¥788 million during the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Ex-MHTB Stock Plan

In this plan, 1,000 shares of MHTB common stock were to be issued or transferred upon exercise of each of the stock acquisition rights. The amount to be paid upon exercise was 1 yen per share. The contractual term of the stock acquisition rights was 20 years. A holder might exercise the stock acquisition rights only after the date on which such holder lost the status as a Director of MHTB.

The following is a roll-forward of ex-MHTB Stock Plan for the fiscal year ended March 31, 2012:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	4,564,000	1
Exercised during fiscal year	1,518,000	1
Cancelled during fiscal year (Note)	3,046,000	1

Outstanding at end of fiscal year	—	—	—	—

Exercisable at end of fiscal year	—	—	—	—

Note:	All outstanding stock acquisition rights were cancelled as the plan was abolished.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used were the same as those of MHFG Stock Plan except that the underlying security was MHTB common stock.

For the stock acquisition rights granted during the fiscal year ended March 31,
2011
Risk-free interest rate	0.15%
Expected volatility	47.67%
Expected remaining term (in years)	2.00
Expected dividend yield	1.37%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2010 and 2011 was ¥110,000 and ¥70,030, respectively.

The compensation cost related to this plan recognized in income was ¥192 million and ¥181 million during the fiscal years ended March 31, 2010 and 2011, respectively.

Ex-MHSC Stock Plan

In this plan, 1,000 shares of MHSC common stock were to be issued or transferred upon exercise of each of the stock acquisition rights. The amount to be paid upon exercise was 1 yen per share. The contractual term of the stock acquisition rights was 20 years. A holder might exercise the stock acquisition rights only after the date on which such holder lost the status as a Director of MHSC. If a holder assumed the status as a Director of the company immediately after losing the status as a Director of the company, the holder might exercise the stock acquisition rights only after losing such status finally and definitely.

The following is a roll-forward of ex-MHSC Stock Plan for the fiscal year ended March 31, 2012:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	2,621,000	1
Exercised during fiscal year	1,104,000	1
Cancelled during fiscal year (Note)	1,517,000	1

Outstanding at end of fiscal year	—	—	—	—

Exercisable at end of fiscal year	—	—	—	—

Note:	All outstanding stock acquisition rights were cancelled as the plan was abolished.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used were the same as those of MHFG Stock Plan except that the underlying security was MHSC common stock.

For the stock acquisition rights granted during the fiscal year ended March 31,
2011
Risk-free interest rate	0.18%
Expected volatility	50.47%
Expected remaining term (in years)	3.27
Expected dividend yield	2.42%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2010 and 2011 was ¥306,210 and ¥190,280, respectively.

The compensation cost related to this plan recognized in income was ¥372 million and ¥373 million during the fiscal years ended March 31, 2010 and 2011, respectively.